Defined benefit scheme (Schedule of Assets and Liabilities Recognized in Balance Sheets ) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)
Disclosure of defined benefit plans [line items]
Present value of funded liability | ₪		₪ 6,441		₪ 6,010
Fair value of plan assets - accumulated deposit in executive insurance | ₪		4,826		4,105
Net liability deriving from defined benefit obligation | ₪		₪ 1,615		₪ 1,905
US Dollars [Member]
Disclosure of defined benefit plans [line items]
Present value of funded liability | $			$ 2,071
Fair value of plan assets - accumulated deposit in executive insurance | $			1,552
Net liability deriving from defined benefit obligation | $	[1]		$ 519

[1]	Convenience Translation into US Dollars.